Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Royalties	$ 80	$ 0
License and other revenue	77	100
Revenue			1,198	433
Other Income			10	7
Total Revenues	157	100	1,208	440
Expenses
Research and development	167	239	1,935	1,524
Research and development tax credits			(212)	(188)
Selling, general and administrative expense	456	439
Management salaries			716	586
General and administrative			347	333
Professional fees			582	594
Depreciation	10	8	46	37
Amortization of intangible assets	10	0
Foreign exchange loss			41	3
Interest and financing fees			3	3
Total Costs and Expenses	643	686	3,458	2,892
Loss from Operations	(486)	(586)
Other Income
Interest and other income	0	4
Total Other Income	0	4
Loss Before Income Taxes			(2,250)	(2,452)
Income taxes			0	0
Net Loss	(486)	(582)	(2,250)	(2,452)
Other Comprehensive Income
Foreign currency translation adjustment	(36)	91	100	49
Comprehensive Loss	$ (522)	$ (491)	$ (2,150)	$ (2,403)
Basic and Diluted Weighted Average Number of Shares Outstanding	50,236,255	49,324,531	49,637,908	43,736,003
Basic and Diluted Loss Per Common Share	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.05)